12. Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred tax expense (benefit)	$ 784,331	$ (172,562)
Deferred Income Tax Charges [Member]
Depreciation	12,377	64,758
Mortgage servicing rights	(184,146)	(28,011)
Deferred compensation	281,886	(58,194)
Bad debts	652,671	(90,633)
Limited partnership amortization	(15,573)	7,865
Investment in CFSG Partners	(39,644)	13,187
Core deposit intangible	(92,715)	(92,716)
Loan fair value	(13,531)	(7,514)
OREO write down	80	6,460
Prepaid expenses	80,325	0
Revaluation effect of unrealized loss on securities AFS	45,106	0
Other	57,495	12,236
Deferred tax expense (benefit)	$ 784,331	$ (172,562)